Leases (Details 1) ₪ in Thousands	6 Months Ended
Jun. 30, 2020 ILS (₪)
Cost
Balance as of January 1, 2020	₪ 1,073
Additions during the year	56
Lease expense	37
Payments	(212)
Balance as of June 30, 2020	954
Offices [Member]
Cost
Balance as of January 1, 2020	1,027
Additions during the year
Lease expense	30
Payments	(185)
Balance as of June 30, 2020	872
Vehicles [Member]
Cost
Balance as of January 1, 2020	46
Additions during the year	56
Lease expense	7
Payments	(27)
Balance as of June 30, 2020	₪ 82